Investment Strategy	Oct. 31, 2025
Direxion Daily SpaceX Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SpaceX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SpaceX, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Space Exploration Technologies Corp. (“SpaceX”) designs, manufactures, and launches advanced rockets and spacecraft. SpaceX also develops and operates the Starlink satellite constellation and builds artificial intelligence tools. After completion of its initial public offering, SPCX will be registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Space Exploration Technologies Corp. can be located by reference to the Securities and Exchange Commission file number 333-296070 through the Securities and Exchange Commission’s website at www.sec.gov. SpaceX only recently commenced its initial public offering process. Consequently, public information about the company’s operating history is limited. In addition, information regarding SpaceX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, SpaceX is expected to be assigned to the communication services sector and will have exposure to space and space exploration as well as exposure to artificial intelligence. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SpaceX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SpaceX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SpaceX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SpaceX is consistent with the Fund’s investment objective. The impact of SpaceX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SpaceX has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SpaceX has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding SpaceX from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SpaceX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SpaceX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SpaceX could affect the value of the Fund’s investments with respect to SpaceX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Space Exploration Technologies Corp. (“SpaceX”) designs, manufactures, and launches advanced rockets and spacecraft. SpaceX also develops and operates the Starlink satellite constellation and builds artificial intelligence tools. After completion of its initial public offering, SPCX will be registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Space Exploration Technologies Corp. can be located by reference to the Securities and Exchange Commission file number 333-296070 through the Securities and Exchange Commission’s website at www.sec.gov. SpaceX only recently commenced its initial public offering process. Consequently, public information about the company’s operating history is limited.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SpaceX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SpaceX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SpaceX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SpaceX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SpaceX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SpaceX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector).
Direxion Daily SpaceX Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to SpaceX, consistent with the Fund’s investment objective.Space Exploration Technologies Corp. (“SpaceX”) designs, manufactures, and launches advanced rockets and spacecraft. SpaceX also develops and operates the Starlink satellite constellation and builds artificial intelligence tools. After completion of its initial public offering, SPCX will be registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Space Exploration Technologies Corp. can be located by reference to the Securities and Exchange Commission file number 333-296070 through the Securities and Exchange Commission’s website at www.sec.gov. SpaceX only recently commenced its initial public offering process. Consequently, public information about the company’s operating history is limited. In addition, information regarding SpaceX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, SpaceX is expected to be assigned to the communication services sector and will have exposure to space and space exploration as well as exposure to artificial intelligence. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SpaceX that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SpaceX exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the communication services sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SpaceX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SpaceX is consistent with the Fund’s investment objective. The impact of SpaceX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SpaceX has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SpaceX has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding SpaceX from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SpaceX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SpaceX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SpaceX could affect the value of the Fund’s investments with respect to SpaceX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Space Exploration Technologies Corp. (“SpaceX”) designs, manufactures, and launches advanced rockets and spacecraft. SpaceX also develops and operates the Starlink satellite constellation and builds artificial intelligence tools. After completion of its initial public offering, SPCX will be registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Space Exploration Technologies Corp. can be located by reference to the Securities and Exchange Commission file number 333-296070 through the Securities and Exchange Commission’s website at www.sec.gov. SpaceX only recently commenced its initial public offering process. Consequently, public information about the company’s operating history is limited.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SpaceX that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SpaceX exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to SpaceX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SpaceX that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SpaceX exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the communication services sector).